Stock Option Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended			3 Months Ended	9 Months Ended
	Sep. 30, 2013 Intrexon Stock Option Plan [Member]	Dec. 31, 2012 Intrexon Stock Option Plan [Member]	Dec. 31, 2011 Intrexon Stock Option Plan [Member]	Dec. 31, 2010 Intrexon Stock Option Plan [Member]	Sep. 30, 2013 Intrexon Stock Option Plan [Member] 2008 Plan [Member]	Dec. 31, 2012 Intrexon Stock Option Plan [Member] 2008 Plan [Member]	Dec. 31, 2011 Intrexon Stock Option Plan [Member] 2008 Plan [Member]	Dec. 31, 2010 Intrexon Stock Option Plan [Member] 2008 Plan [Member]	Sep. 30, 2013 Intrexon Stock Option Plan [Member] 2013 Plan [Member]	Sep. 30, 2013 Intrexon Stock Option Plan [Member] Research and Development Expense [Member]	Sep. 30, 2012 Intrexon Stock Option Plan [Member] Research and Development Expense [Member]	Sep. 30, 2013 Intrexon Stock Option Plan [Member] Research and Development Expense [Member]	Sep. 30, 2012 Intrexon Stock Option Plan [Member] Research and Development Expense [Member]	Dec. 31, 2012 Intrexon Stock Option Plan [Member] Research and Development Expense [Member]	Dec. 31, 2011 Intrexon Stock Option Plan [Member] Research and Development Expense [Member]	Sep. 30, 2013 Intrexon Stock Option Plan [Member] General and Administrative Expense [Member]	Sep. 30, 2012 Intrexon Stock Option Plan [Member] General and Administrative Expense [Member]	Sep. 30, 2013 Intrexon Stock Option Plan [Member] General and Administrative Expense [Member]	Sep. 30, 2012 Intrexon Stock Option Plan [Member] General and Administrative Expense [Member]	Dec. 31, 2012 Intrexon Stock Option Plan [Member] General and Administrative Expense [Member]	Dec. 31, 2011 Intrexon Stock Option Plan [Member] General and Administrative Expense [Member]	Sep. 30, 2013 AquaBounty Stock Option Plan [Member]	Sep. 30, 2013 AquaBounty Stock Option Plan [Member] Minimum [Member]	Sep. 30, 2013 AquaBounty Stock Option Plan [Member] Maximum [Member]	Sep. 30, 2013 AquaBounty Stock Option Plan [Member] General and Administrative Expense [Member]	Sep. 30, 2013 AquaBounty Stock Option Plan [Member] General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation cost										$ 52	$ 197	$ 402	$ 264	$ 377	$ 763	$ 566	$ 242	$ 1,411	$ 695	$ 1,081	$ 220				$ 27	$ 28
Number of authorized awards			5,714,285	2,857,142			5,714,285	2,857,142
Option issued, vesting period		4 years																					1 year	3 years
Term of issuance of option		10 years																				10 years
Remaining shares available to grant						2,920,609
Expected dividend yield		0.00%	0.00%
Unrecognized compensation costs related to nonvested awards	5,523	4,910	6,347
Recognized over weighted-average period	3 years	3 years	3 years
Weighted average grant date fair value of options granted		$ 4.60	$ 4.13
Aggregate intrinsic value of options exercised		$ 913	$ 264
Options outstanding	2,697,617	2,313,526	3,614,530	1,448,145	2,637,117				60,500													6,624,000
Shares of common stock reserved for issuance									7,000,000
Weighted average price of option	$ 7.26	$ 5.90	$ 5.22	$ 2.71																		$ 0.25
Options exercisable	992,112	808,633																				5,552,000